Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩)
₩ / shares in Units, ₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Number of authorized shares	670,000,000	220,000,000
Par value (in won)(*1)	₩ 100	₩ 500
Number of issued shares	218,833,144	80,745,711	80,745,711
Share capital:
Common share	₩ 30,493	₩ 44,639
Capital surplus and others:
Paid-in surplus	1,771,000	2,915,887
Treasury shares (note 24)	(57,314)	(2,123,661)
Hybrid bonds(Note 25)	398,759	398,759
Share option (note 26)	47,166	1,481
Others	(13,783,337)	(515,263)
Capital Surplus	₩ (11,623,726)	₩ 677,203